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February 26, 2008




U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549


RE:  VANGUARD WORLD FUNDS (THE TRUST)
     FILE NO.  2-17620


Commissioners:


Enclosed is the 109th Post-Effective Amendment to the Trust's registration statement on Form N-1A, which we are filing pursuant to Rule 485(a) under the Securities Act of 1933. The purposes of this amendment are: 1) to disclose the addition of a new advisor, M&G Management Limited, to the investment advisory team for Vanguard International Growth Fund, a series of the Trust, and 2) to make a number of non-material editorial changes.

Pursuant to the requirements of Rule 485(a)(2), we have designated an effective date of April 29, 2008 for this amendment. Prior to the effective date, Vanguard will submit a Rule 485(b) filing that will include text addressing any SEC comments. Pursuant to Rule 485(d)(2), Vanguard will designate the same effective date for the Rule 485(a) filing.

If you have any questions or comments concerning the enclosed Amendment, please contact me at (610) 503-2398.



Sincerely,

The Vanguard Group, Inc.





Barry A. Mendelson

Principal and Senior Counsel

Securities Regulation, Legal Department



Enclosures

cc: Christian Sandoe, Esq.

  U.S. Securities and Exchange Commission